Preferred Stock (Tables)	3 Months Ended
Mar. 31, 2020
Stockholders Equity Note Abstract
Schedule of Preferred Stock Investments

The following table presents the preferred stock investments as of March 31, 2020 (in thousands, except share amounts):

Investment	Investment Date	Shares	Carrying Value (1)	Property Type	Interest Rate	Maturity Date

Preferred Stock

Jernigan Capital	2/11/2020	40,000	40,374	Self-storage	7.00%	12/31/2021

(1)	Carrying value includes an unamortized purchase premium of approximately $0.4 million.

Schedule of Activity Related to Preferred Stock Investments

The following table presents activity related to the Company’s preferred stock (in thousands):

For the Three Months Ended March 31, 2020

Dividend income	$473

Amortization of premium on preferred stock investment	(26)

$447